Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (186,284)	$ 16,248	$ (16,635)
Adjustments to reconcile net income to net cash (used in) provided by operations:
Depreciation and amortization	11,300	9,789	8,403
Stock-based compensation expense	13,412	13,494	9,672
Stock-based compensation expense-non-employee	31	138	7
Impairment of goodwill	48,959
Impairment of long-lived and intangible assets	996
Provision for excess and obsolete inventory	63,882
Losses on purchase commitments	38,763
Allowance for doubtful accounts	25	(523)	1,495
Write-off of prepaid value added taxes	5,905
Re-valuation of warrant			1,335
Deferred income taxes	3,660	(2,717)
Other non-cash items	2,345	1,155	826
Changes in operating asset and liability accounts:
Accounts receivable	63,175	(16,993)	(17,563)
Inventory	(51,942)	(656)	(24,382)
Prepaid expenses and other current assets	(15,428)	(10,051)	(7,559)
Accounts payable and accrued expenses	(222)	23,775	27,210
Deferred revenue	(21,398)	7,021	14,765
Net cash (used in) provided by operating activities	(22,821)	40,680	(2,426)
Cash flows from investing activities:
Purchase of property, plant and equipment	(40,862)	(16,541)	(6,532)
Purchase of marketable securities	(157,905)	(81,980)	(89,576)
Proceeds from the maturity of marketable securities	104,830	59,387	88,605
Change in restricted cash	247	1,602	5,699
Purchase of intangible assets	(2,514)	(1,516)	(1,120)
Purchase of minority investments	(9,765)	(848)
Change in other assets	1,136	(100)	(566)
Net cash used in investing activities	(104,833)	(39,996)	(3,490)
Cash flows from financing activities:
Proceeds from public equity offering, net	155,240
Proceeds from exercise of employee stock options and ESPP	7,818	19,003	12,463
Net cash provided by financing activities	163,058	19,003	12,463
Effect of exchange rate changes on cash and cash equivalents	785	(2,767)	(3,707)
Net increase in cash and cash equivalents	36,189	16,920	2,840
Cash and cash equivalents at beginning of year	87,594	70,674	67,834
Cash and cash equivalents at end of year	123,783	87,594	70,674
Supplemental schedule of cash flow information:
Cash paid for income taxes	16,434	12,387	5,269
Non-cash contingent consideration in connection with acquisitions	10,004	10,828	11,008
Non-cash issuance of common stock	$ 842	$ 1,915	$ 556